VESSELS UNDER FINANCE LEASE, NET (Summary) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Cost
Beginning balance	$ 777,939
Depreciation	0
Ending balance	777,939
Accumulated Depreciation
Beginning balance	(204,485)
Depreciation	(20,598)
Ending balance	(225,083)
Vessels under Finance Lease, net
Beginning balance	573,454
Depreciation	(20,598)
Ending balance	$ 552,856